Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MUTUAL OF AMERICA INSTITUTIONAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000934699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Equity Index Fund (Prospectus Summary) | Equity Index Fund | Equity Index Fund Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAEQX
All America Fund (Prospectus Summary) | All America Fund | All America Fund Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MALLX
Small Cap Value Fund (Prospectus Summary) | Small Cap Value Fund | Small Cap Value Fund Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAVSX
Small Cap Growth Fund (Prospectus Summary) | Small Cap Growth Fund | Small Cap Growth Fund Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASSX
Mid-Cap Equity Index Fund (Prospectus Summary) | Mid-Cap Equity Index Fund | Mid-Cap Equity Index Fund Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAMQX
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAFXX
Bond Fund (Prospectus Summary) | Bond Fund | Bond Fund Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MABOX